S000072812 [Member] Annual Fund Operating Expenses - iMGP Dolan McEniry Core Plus Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Component1 Other Expenses	0.31%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	0.62%	[1]

[1]
Pursuant to a contractual operating expense limitation between iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC) (“iM Global” or the “Advisor”), the advisor to the Dolan McEniry Core Plus Fund, and the Dolan McEniry Core Plus Fund, iM Global has agreed to waive its management fees and/or reimburse the Dolan McEniry Core Plus Fund to ensure that the Total Annual Fund Operating Expenses (excluding any front‑end or contingent deferred loads, Rule 12b‑1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 0.62% of the Dolan McEniry Core Plus Fund’s average daily net assets through April 30, 2027 for the Institutional Class shares. To the extent the Dolan McEniry Core Plus Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 0.62%. This agreement may be renewed for additional periods of one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense reimbursement; or (2) the expense limitation in place at the time of the recoupment.